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                                 THE DIRECTOR M
                               DIRECTOR M PLATINUM
                           AMSOUTH VARIABLE ANNUITY M
                              THE DIRECTOR M SELECT
                            THE HUNTINGTON DIRECTOR M
                             FIFTH THIRD DIRECTOR M
                            FIRST HORIZON DIRECTOR M
                             WELLS FARGO DIRECTOR M
                               CLASSIC DIRECTOR M
                                DIRECTOR M ULTRA

                             SEPARATE ACCOUNT THREE
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-119414

   SUPPLEMENT DATED DECEMBER 12, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005



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              SUPPLEMENT DATED DECEMBER 12, 2005 TO YOUR PROSPECTUS

The following is added to the disclosure in Section 7 ("State Variations") of your prospectus:

     - NEW YORK AND WASHINGTON - If you elect The Hartford's Lifetime Income Builder, the Fixed Accumulation Feature is not available.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5337